Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Regional corporate costs	$ (858)	$ (717)	$ (554)
Net interest income (expenses)	(57)	(1,675)	(1,391)
Other income (expenses)	7	12	10
Income tax expense	(6)	(3)	(2)
Depreciation and amortization	(150)	(345)	(387)
Stock-based compensation expenses	(412)	(357)	(54)
Unrealized foreign exchange loss	(2)	(1)
Impairment losses on goodwill and non-financial assets	(5)	(15)	(43)
Fair value changes on investments	(294)	37	(57)
Restructuring costs	(8)	(1)	(2)
Legal, tax and regulatory settlement provisions	(20)	(12)	(39)
Share listing and associated expenses	0	(353)	0
Loss for the year	(1,740)	(3,555)	(2,745)
Reportable segments [member]
Disclosure of operating segments [line items]
Total reportable Segment	65	125	226
Reportable segments [member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(35)	(130)	(211)
Reportable segments [member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	494	345	307
Reportable segments [member] | Financial Services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(415)	(349)	(331)
Reportable segments [member] | Enterprise and new initiatives [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 21	$ 9	$ 9